Subsequent events (Details) - Jul. 23, 2025 - Issue of bonds - Sasol Financing International Limited - Bond issued in July 2025 $ in Millions, R in Billions	USD ($)	ZAR (R)
Disclosure of non-adjusting events after reporting period
Notional amount | R		R 5.3
Proceeds from issue of bonds | $	$ 300
Maturity term	5 years